NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2017
NON-CONTROLLING INTERESTS
Schedule of non-controlling interest
	December 31,
	2016	2017	2017
	RMB	RMB	USD
			Unaudited

Sina Shi Jin	—	9,072	1,394
Bo Zhong	—	4,746	730
Da Xiang Ping Tai	(685)	—	—

Total	(685)	13,818	2,124